Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Schedule of Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost, included in other non-current assets on the Condensed Consolidated Balance Sheets, is as follows:

	As of
(in millions)	September 30, 2025	March 31, 2025
Loans and other receivables carried at amortized cost
Loans receivable	$27	$27
Other receivables	9	11
Allowance for current expected credit losses	(3)	(20)
Loans and other receivables carried at amortized cost, net	$33	$18